CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Class A Common Stock	Class V Common Stock	Members' Equity	Common Stock Class A Common Stock	Common Stock Class V Common Stock	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Deficit) Attributable to biote Corp.	Non Controlling Interest
Beginning balance, units at Dec. 31, 2020				982,800
Beginning balance at Dec. 31, 2020	$ (17,075)						$ (17,052)	$ (23)	$ (17,075)
Distributions	(11,402)						(11,402)		(11,402)
Net income (loss)	32,619						32,619		32,619
Other comprehensive income	(17)							(17)	(17)
Ending balance, units at Dec. 31, 2021				982,800
Ending balance at Dec. 31, 2021	4,125						4,165	(40)	4,125
Distributions	(2,735)						(2,735)		(2,735)
Net income (loss)	9,350						9,350		9,350
Other comprehensive income	6							6	6
Ending balance, units at Mar. 31, 2022				982,800
Ending balance at Mar. 31, 2022	10,746						10,780	(34)	10,746
Beginning balance, units at Dec. 31, 2021				982,800
Beginning balance at Dec. 31, 2021	4,125						4,165	(40)	4,125
Net income (loss)	9,143						9,143		9,143
Other comprehensive income	1							1	1
Beginning balance, units at Dec. 31, 2021				982,800
Beginning balance at Dec. 31, 2021	4,125						4,165	(40)	4,125
Distributions	(12,886)						(9,575)		(9,575)	$ (3,311)
Net income (loss)	1,324
Share-based compensation	82,180						82,180		82,180
Vesting of RSUs	(424)						(424)		(424)
Vesting of RSUs, shares					1,950,557
Business Combination: Capitalized transaction costs	(12,282)						(12,282)		(12,282)
Settlement of phantom equity rights	(7,250)						(7,250)		(7,250)
Issuance of shares under SEPA	561						561		561
Issuance of shares under SEPA, shares			48,565,824		130,559
Ending balance at Dec. 31, 2022	(58,274)				$ 1	$ 5	(44,460)	(5)	(44,459)	(13,815)
Ending balance, shares at Dec. 31, 2022					9,655,387	48,565,824
Business Combination: Reverse recapitalization on May 26, 2022, units				(982,800)
Business Combination: Reverse recapitalization on May 26, 2022	(113,622)	$ 1	$ 5				(113,628)		(113,622)
Business Combination: Reverse recapitalization on May 26, 2022, shares		7,574,271	48,565,824
Business Combination: Noncontrolling interest on May 26, 2022							3,619	34	3,653	(3,653)
Net income (loss)	(7,819)						(969)		(969)	(6,850)
Other comprehensive income	1									(1)
Ending balance at Dec. 31, 2022	(58,274)				$ 1	$ 5	(44,460)	(5)	(44,459)	(13,815)
Ending balance, shares at Dec. 31, 2022					9,655,387	48,565,824
Distributions	(3,093)									(3,093)
Net income (loss)	(21,430)						(6,805)		(6,805)	(14,625)
Other comprehensive income	1									1
Share-based compensation	2,170						2,170		2,170
Vesting of RSUs							1,915	(4)	1,911	(1,911)
Vesting of RSUs, shares					426,208
Exercise of stock options	420						2,043	(3)	2,040	(1,620)
Exercise of stock options, shares					105,049
Litigation settlement	1,199						1,199		1,199
Litigation settlement, shares					375,000
Exchanges of Class V voting stock					$ 1	$ (1)	208		208	(208)
Exchanges of Class V voting stock, shares					7,953,258	(7,953,258)
TRA liability	(4,802)						(4,802)		(4,802)
Issuance of shares under SEPA, shares			48,565,824
Ending balance at Mar. 31, 2023	$ (83,809)				$ 2	$ 4	$ (48,532)	$ (12)	$ (48,538)	$ (35,271)
Ending balance, shares at Mar. 31, 2023					18,514,902	40,612,566